Average Annual Total Returns - PGIM California Muni Income Fund	A One Year	A Five Years	A Ten Years	A InceptionDate	C One Year	C Five Years	C Ten Years	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 Since Inception	R6 InceptionDate	Bloomberg California 1-15 Year Municipal Intermediate Index One Year	Bloomberg California 1-15 Year Municipal Intermediate Index Five Years	Bloomberg California 1-15 Year Municipal Intermediate Index Ten Years	Bloomberg Municipal Bond Index One Year	Bloomberg Municipal Bond Index Five Years	Bloomberg Municipal Bond Index Ten Years
Total	(0.03%)	2.47%	4.19%		1.49%	2.33%	3.74%		3.65%	3.38%	4.78%		3.65%	3.37%	4.75%		3.33%	3.37%	4.61%		3.66%			4.01%	Oct. 26, 2017	4.45%			5.21%	3.91%	4.63%